New and amended standards and interpretations	12 Months Ended
Dec. 31, 2020
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New and amended standards and interpretations

(4)	New and amended standards and interpretations
4.1 Amendments to IFRSs that are mandatorily effective for the current year
The Group has applied for the first time some standards and modifications to the standards, which were effective for the periods beginning on January 1, 2020. The Group has not applied any standard, interpretation or modification that has been issued but is not yet effective.
Amendments to IFRS 3: Definition of a Business
In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.
Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group was not affected by these amendments on the date of application.
Amendments to IAS 1 and IAS 8: Definition of Material
In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’
The amendments to the definition of material do not have a significant impact on the Group’s consolidated financial statements.

4.2 Standards issued but not yet effective
The Group has not applied the following new and revised IFRSs that are not yet effective:
IFRS 17 Insurance contracts
IFRS 17 is effective for reporting periods beginning on or after January 1, 2023, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. This standard is not applicable to the Group.
Modifications are effective for the period beginning January 1, 2021:
IFRS 9—Financial Instruments, IFRS 7—Financial Instruments: Disclosure, IAS 39—Financial Instruments: Recognition and Measurement and Reform of the Reference Interest Rate Phase 2
The amendments are related to the modification of financial assets, financial liabilities and lease liabilities, specific hedge accounting requirements and disclosure requirements applying IFRS 7 to accompany the modifications related to modifications and hedge accounting:

•	Modification of financial assets and liabilities and lease liabilities. A practical file is introduced for the modifications by the reform, accounting for the updated effective interest rate.

•	Hedging transactions (and related documentation) should be adjusted to reflect changes to the hedged item, the hedging instrument, and the hedged risk.

•	Disclosures in order to allow users to understand the nature and scope of the risks arising from the IBOR reform to which the entity is exposed and how the entity manages these risks.
IFRS 4 is also amended to require insurers that apply the temporary exemption from IFRS 9 to apply the amendment in accounting for the modifications directly required by the IBOR reform.
The modifications are effective globally for annual periods beginning on or after January 1, 2021 and will be applied retrospectively. Early application is allowed. Restatement of previous periods is not required. However, an entity may restate prior periods if, and only if, it is possible without the use of hindsight.
The following modifications are effective for the period beginning January 1, 2022:

Classifications of Liabilities as Current or
Non-Current
(amendments to IAS 1)

•
Modifies the requirement to classify a liability as current, by establishing that a liability is classified as current when “it does not have the right at the end of the reporting period to defer the settlement of the liability for at least the following twelve months. at the date of the reporting period”.

•
Clarifies in the added paragraph 72A that “the right of an entity to defer the settlement of a liability for at least twelve months after the reporting period must be substantial and, as paragraphs 73 to 75 illustrate, must exist at the end of the reporting period”.

Reference to the Conceptual Framework (amendments to IFRS 3)

•
Modifications are made to the references to align them with the conceptual framework issued by the IASB in 2018 and incorporated into our legislation, in that sense the identifiable assets acquired and the liabilities assumed in a business combination, on the transaction date, will correspond to those that meet the definition of assets and liabilities described in the conceptual framework.

•	Paragraphs 21A, 21B and 21C are incorporated regarding the exceptions to the recognition principle for liabilities and contingent liabilities within the scope of IAS 37 and IFRIC 21.

•	Paragraph 23A is incorporated to define a contingent asset, and clarify that the acquirer in a business combination will not recognize a contingent asset on the acquisition date.
Property, Plant and Equipment: Products Obtained Before Intended Use (amendments to IAS 16)

•
The modification deals with the costs directly attributable to the acquisition of the asset (which are part of the PPYE element) and refers to “the costs of checking that the asset works properly (that is, if the technical and physical performance of the asset it is such that it can be used in the production or supply of goods or services, to lease to third parties or for administrative purposes)”.

•
Paragraph 20A states that the production of inventories, while the PPYE element is in the conditions foreseen by management, at the time of sale, will affect the results of the period, together with its corresponding cost.

•
Any effect on its application will be made retroactively, but only to the elements of PPYE that are brought to the place and conditions necessary for them to operate in the manner foreseen by management from the beginning of the first period presented in the financial statements. in which the entity applies the modifications for the first time. The cumulative effect of the initial application of the amendments will be recognized as an adjustment to the opening balance of retained earnings (or other component of equity as appropriate) at the beginning of the first period presented.

Onerous Contracts — Cost of Fulfillment of a Contract (amendments to IAS 37)

•
It is clarified that the cost of fulfilling a contract includes the costs directly related to the contract (the costs of direct labor and materials, and the allocation of costs directly related to the contract).

•
The effect of applying the amendment will not restate the comparative information. Instead, the cumulative effect of the initial application of the amendments will be recognized as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, on the date of initial application.

Annual Improvements to IFRS Standards 2018–2020

•
Modification to IFRS 1. Subsidiary that adopts IFRS for the first time. Paragraph D13A of IFRS 1 is added, incorporating an exemption on subsidiaries that adopt the IFRS for the first time and take as balances in the opening statement of financial position the book amounts included in the financial statements of the parent (literal a of the paragraph D16 of IFRS 1) so that it can measure the accumulated exchange differences for conversion by the carrying amount of said item in the consolidated financial statements of the parent (also applies to associates and joint ventures).

•
Amendment to IFRS 9. Fees in the “10% test” regarding the derecognition of financial liabilities. A text is added to paragraph B3.3.6 and B3.3.6A is added, it is special to clarify the recognition of the commissions paid (to the result if it is a cancellation of the liability, or as a lower value of the liability if it is not as a cancellation).

•
Amendment to IAS 41. Taxes in fair value measurements. The phrase “nor tax flows” is eliminated from paragraph 22 of IAS 41, the reason for the above is because “before Annual Improvements to IFRS Standards 2018-2020, IAS 41 had required an entity to use the flows of cash before taxes when measuring fair value but did not require the use of a discount rate before taxes to discount those cash flows”. In this way, the requirements of IAS 41 are aligned with those of IFRS 13.

•
Extension of the Temporary Exemption from the Application of IFRS 9 Paragraphs 20A, 20J and 20O of IFRS 4 are amended to allow the temporary exemption that allows, but does not require, the insurer to apply IAS 39.

•
Financial Instruments: Recognition and Measurement instead of IFRS 9 for annual periods beginning before January 1, 2023 (because from that date there is a new international requirement contained in IFRS 17).